May 01, 2017
Rydex Series Funds
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850

RYDEX SERIES FUNDS

Commodities Strategy Fund
Managed Futures Strategy Fund
Multi-Hedge Strategies Fund
(each, a “Fund” and, collectively, the “Funds”)

April 10, 2017

Supplement dated April 10, 2017 to the currently effective Rydex Series Funds Class A, Class C and Institutional Class shares Summary Prospectuses dated May 1, 2016, as revised (collectively, the “Summary Prospectuses”).

This supplement provides new and additional information beyond that contained in the Summary Prospectuses and should be read in conjunction with the Summary Prospectuses.

Effective immediately, customers of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) purchasing Class A shares and Class C shares of the Funds through Merrill Lynch may be eligible for certain share class conversion features and sales load waivers and discounts.

The Summary Prospectuses are hereby revised as specified below to include information regarding such sales load waivers and discounts. Additional information regarding share class availability and applicable sales charge waivers and discounts may be found in the Funds’ Statutory Prospectus and Statement of Additional Information and also may be viewed at www.guggenheiminvestments.com/mf/share-class-information.

In each Fund’s “Fund Summary” section, the introductory paragraph to the fee table under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced as follows.

For the Managed Futures Strategy Fund and Multi-Hedge Strategies Fund

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares, Class C shares or Institutional shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 59 of the Prospectus, in Appendix A to the Prospectus - “Sales Charge Waivers and Discounts Available Through Intermediaries”, and in the “Sales Charges, Reductions, and Waivers” section beginning on page 49 of the Fund’s Statement of Additional Information (the “SAI”).

For the Commodities Strategy Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Class A shares and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain funds in the Guggenheim Investments family of funds. More information about these and other discounts is available from your financial professional and under the “Sales Charges” section on page 59 of the Prospectus, in Appendix A to the Prospectus - “Sales Charge Waivers and Discounts Available Through Intermediaries”, and in the “Sales Charges, Reductions, and Waivers” section beginning on page 49 of the Fund’s Statement of Additional Information (the “SAI”).

Please retain this supplement for future reference. RSF-SUM-SUP2-0417x0517